United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/13

Date of Reporting Period: Six months ended 05/31/13

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2013
Share Class	Ticker
A	LEIFX
B	LEIBX
C	LEICX
F	LFEIX
R	FDERX
Institutional	LEISX

Federated Equity Income Fund, Inc.
Fund Established 1986

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2012 through May 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2013, the Fund's sector composition1 was as follows:
Sector	Percentage of Total Net Assets
Financials	27.5%
Energy	13.3%
Health Care	12.5%
Information Technology	10.1%
Consumer Discretionary	9.6%
Industrials	9.3%
Consumer Staples	7.1%
Telecommunication Services	3.5%
Utilities	3.5%
Materials	2.6%
Cash Equivalents[2]	1.6%
Other Assets and Liabilities—Net[3]	(0.6)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2013 (unaudited)
Shares		Value
	COMMON STOCKS—99.0%
	Consumer Discretionary—9.6%
411,975	Comcast Corp., Class A	$16,540,796
163,600	Gannett Co., Inc.	3,517,400
140,465	Home Depot, Inc.	11,048,977
168,075	Lowe's Cos., Inc.	7,077,638
189,590	Regal Entertainment Group	3,355,743
259,255	Staples, Inc.	3,888,825
155,355	Target Corp.	10,797,173
347,595	Time Warner, Inc.	20,289,120
145,855	Toyota Motor Corp., ADR	17,145,255
207,420	Viacom, Inc., Class B	13,666,904
222,815	Whirlpool Corp.	28,466,845
	TOTAL	135,794,676
	Consumer Staples—7.1%
530,220	CVS Caremark Corp.	30,530,068
214,220	Energizer Holdings, Inc.	20,502,996
71,715	Kimberly-Clark Corp.	6,944,163
242,770	Kroger Co.	8,174,066
159,675	Lorillard, Inc.	6,776,607
89,755	PepsiCo, Inc.	7,249,511
148,935	Philip Morris International, Inc.	13,539,681
122,430	Universal Corp.	7,178,071
	TOTAL	100,895,163
	Energy—13.3%
80,915	BP PLC, ADR	3,472,063
324,393	Chevron Corp.	39,819,241
457,930	ConocoPhillips	28,089,426
144,535	ENI SpA, ADR	6,548,881
321,995	Ensco PLC	19,374,439
449,411	Exxon Mobil Corp.	40,658,213
201,225	Murphy Oil Corp.	12,741,567
330,320	Royal Dutch Shell PLC, Class A, ADR	21,923,338
68,765	Transocean Ltd.	3,454,066
317,395	Valero Energy Corp.	12,895,759
	TOTAL	188,976,993
Semi-Annual Shareholder Report

Shares		Value
	COMMON STOCKS—continued
	Financials—27.5%
352,778	Ace Ltd.	$31,637,131
107,410	Aflac, Inc.	5,981,663
360,660	Allstate Corp.	17,398,238
79,300	Assurant, Inc.	3,944,382
186,380	BB&T Corp.	6,135,630
352,870	Bank of New York Mellon Corp.	10,607,272
89,615	Chubb Corp.	7,805,466
965,325	Fifth Third Bancorp	17,568,915
179,995	Goldman Sachs Group, Inc.	29,173,590
841,985	Hartford Financial Services Group, Inc.	25,790,000
1,016,015	J.P. Morgan Chase & Co.	55,464,259
696,770	KeyCorp	7,511,181
523,770	MetLife, Inc.	23,155,872
587,065	Mitsubishi UFJ Financial Group, Inc., ADR	3,487,166
360,690	PNC Financial Services Group	25,839,832
113,190	PartnerRe Ltd.	10,260,673
128,375	Principal Financial Group, Inc.	4,858,994
76,625	Prudential Financial, Inc.	5,284,826
44,015	Royal Bank of Canada, Montreal	2,614,931
733,965	Sumitomo Mitsui Financial Group, Inc., ADR	5,923,098
103,050	The Travelers Cos., Inc.	8,627,346
742,930	U.S. Bancorp	26,047,126
104,145	United Overseas Bank Ltd., ADR	3,522,184
171,520	Validus Holdings Ltd.	6,193,587
1,128,489	Wells Fargo & Co.	45,760,229
	TOTAL	390,593,591
	Health Care—12.5%
380,180	Abbott Laboratories	13,941,201
185,350	AbbVie, Inc.	7,912,591
59,800	Aetna, Inc.	3,610,724
240,079	Amgen, Inc.	24,135,142
46,660	Baxter International, Inc.	3,281,598
324,385	Eli Lilly & Co.	17,244,306
129,690	Johnson & Johnson	10,917,304
217,260	Medtronic, Inc.	11,082,433
626,185	Merck & Co., Inc.	29,242,839
1,683,200	Pfizer, Inc.	45,833,536
101,940	Quest Diagnostics, Inc.	6,303,970
Semi-Annual Shareholder Report

Shares		Value
	COMMON STOCKS—continued
	Health Care—continued
93,490	Teva Pharmaceutical Industries Ltd., ADR	$3,571,318
	TOTAL	177,076,962
	Industrials—9.3%
33,105	3M Co.	3,650,488
276,260	Deluxe Corp.	10,332,124
1,208,345	Donnelley (R.R.) & Sons Co.	16,034,738
307,220	Emerson Electric Co.	17,652,861
1,559,229	General Electric Co.	36,361,220
45,427	Honeywell International, Inc.	3,564,203
317,055	Ingersoll-Rand PLC, Class A	18,240,174
191,270	Manpower, Inc.	10,954,033
220,500	Tyco International Ltd.	7,455,105
24,290	Union Pacific Corp.	3,755,720
45,100	United Parcel Service, Inc.	3,874,090
	TOTAL	131,874,756
	Information Technology—10.1%
33,860	Apple, Inc.	15,226,165
1,053,970	Cisco Systems, Inc.	25,379,598
327,515	Hewlett-Packard Co.	7,997,916
146,000	IBM Corp.	30,370,920
201,400	Jabil Circuit, Inc.	4,040,084
228,040	KLA-Tencor Corp.	12,836,372
340,956	Microsoft Corp.	11,892,545
184,370	Motorola, Inc.	10,686,085
258,230	Qualcomm, Inc.	16,392,440
255,500	SAIC, Inc.	3,704,750
123,385	Seagate Technology, Inc.	5,315,426
	TOTAL	143,842,301
	Materials—2.6%
188,670	Huntsman Corp.	3,669,632
76,730	International Paper Co.	3,541,090
170,450	LyondellBasell Industries NV	11,360,492
25,655	PPG Industries, Inc.	3,940,865
396,309	Worthington Industries, Inc.	13,625,103
	TOTAL	36,137,182
	Telecommunication Services—3.5%
289,765	AT&T, Inc.	10,138,877
191,295	CenturyLink, Inc.	6,532,724
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued
		Telecommunication Services—continued
1,265,000		Frontier Communications Corp.	$5,237,100
448,135		NTT DOCOMO, Inc., ADR	6,578,622
84,795		Verizon Communications, Inc.	4,110,862
606,340		Vodafone Group PLC, ADR	17,553,543
		TOTAL	50,151,728
		Utilities—3.5%
1,167,625		AES Corp.	14,245,025
209,955		Ameren Corp.	7,146,868
64,420		American States Water Co.	3,422,635
79,775		American Water Works Co., Inc.	3,186,213
434,600		Huaneng Power International, Inc., Class N, ADR	17,553,494
145,540		PNM Resources, Inc.	3,263,007
		TOTAL	48,817,242
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,218,598,910)	1,404,160,594
		MUTUAL FUND—1.6%
22,932,910	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.09% (AT NET ASSET VALUE)	22,932,910
		TOTAL INVESTMENTS—100.6% (IDENTIFIED COST $1,241,531,820)[3]	1,427,093,504
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[4]	(8,594,760)
		TOTAL NET ASSETS—100%	$1,418,498,744
1	Affiliated holding.
2	7-day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2013.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$19.18	$17.54	$15.95	$15.70	$13.94	$21.38
Income From Investment Operations:
Net investment income	0.26[1]	0.57[1]	0.52[1]	0.45[1]	0.47[1]	0.54
Net realized and unrealized gain (loss) on investments, written options, futures contracts and foreign currency transactions	2.71	1.58	1.58	0.28	1.74	(6.76)
TOTAL FROM INVESTMENT OPERATIONS	2.97	2.15	2.10	0.73	2.21	(6.22)
Less Distributions:
Distributions from net investment income	(0.26)	(0.58)	(0.51)	(0.48)	(0.45)	(0.58)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	—	—	(0.64)
Return of capital[2]	—	—	—	—	—	(0.01)[1]
TOTAL DISTRIBUTIONS	(0.26)	(0.58)	(0.51)	(0.48)	(0.45)	(1.23)
Regulatory Settlement Proceeds	—	0.07[3]	—	—	—	0.01[3]
Net Asset Value, End of Period	$21.89	$19.18	$17.54	$15.95	$15.70	$13.94
Total Return[4]	15.60%	12.75%[3]	13.28%	4.80%	16.31%	(30.59)%[3]
Ratios to Average Net Assets:
Net expenses	1.13%[5]	1.13%	1.13%[6]	1.13%[6]	1.13%[6]	1.13%[6]
Net investment income	2.47%[5]	3.03%	2.98%	2.87%	3.39%	2.91%
Expense waiver/reimbursement[7]	0.02%[5]	0.04%	0.09%	0.10%	0.14%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,026,232	$359,348	$344,681	$351,449	$458,581	$479,742
Portfolio turnover	50%	84%	123%	109%	118%	121%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.40% on the total return. During the year ended November 30, 2008, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.09% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.13%, 1.12%, 1.09% and 1.12%, for the years ended November 30, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$19.15	$17.52	$15.93	$15.68	$13.92	$21.35
Income From Investment Operations:
Net investment income	0.17[1]	0.43[1]	0.37[1]	0.32[1]	0.35[1]	0.42
Net realized and unrealized gain (loss) on investments, written options, futures contracts and foreign currency transactions	2.71	1.56	1.59	0.29	1.74	(6.77)
TOTAL FROM INVESTMENT OPERATIONS	2.88	1.99	1.96	0.61	2.09	(6.35)
Less Distributions:
Distributions from net investment income	(0.18)	(0.43)	(0.37)	(0.36)	(0.33)	(0.44)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	—	—	(0.64)
Return of capital[2]	—	—	—	—	—	(0.01)[1]
TOTAL DISTRIBUTIONS	(0.18)	(0.43)	(0.37)	(0.36)	(0.33)	(1.09)
Regulatory Settlement Proceeds	—	0.07[3]	—	—	—	0.01[3]
Net Asset Value, End of Period	$21.85	$19.15	$17.52	$15.93	$15.68	$13.92
Total Return[4]	15.12%	11.85%[3]	12.37%	3.97%	15.34%	(31.14)%[3]
Ratios to Average Net Assets:
Net expenses	1.89%[5]	1.91%	1.96%[6]	1.96%[6]	1.98%[6]	1.90%[6]
Net investment income	1.69%[5]	2.27%	2.14%	2.04%	2.54%	2.09%
Expense waiver/reimbursement[7]	0.07%[5]	0.02%	0.01%	0.02%	0.04%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$66,655	$27,003	$24,097	$27,521	$37,337	$59,106
Portfolio turnover	50%	84%	123%	109%	118%	121%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.40% on the total return. During the year ended November 30, 2008, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.09% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.94% and 1.89%, for the years ended November 30, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$19.17	$17.54	$15.95	$15.70	$13.93	$21.37
Income From Investment Operations:
Net investment income	0.18[1]	0.43[1]	0.38[1]	0.33[1]	0.35[1]	0.39
Net realized and unrealized gain (loss) on investments, written options, futures contracts and foreign currency transactions	2.71	1.56	1.58	0.28	1.75	(6.75)
TOTAL FROM INVESTMENT OPERATIONS	2.89	1.99	1.96	0.61	2.10	(6.36)
Less Distributions:
Distributions from net investment income	(0.18)	(0.43)	(0.37)	(0.36)	(0.33)	(0.44)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	—	—	(0.64)
Return of capital[2]	—	—	—	—	—	(0.01)[1]
TOTAL DISTRIBUTIONS	(0.18)	(0.43)	(0.37)	(0.36)	(0.33)	(1.09)
Regulatory Settlement Proceeds	—	0.07[3]	—	—	—	0.01[3]
Net Asset Value, End of Period	$21.88	$19.17	$17.54	$15.95	$15.70	$13.93
Total Return[4]	15.16%	11.83%[3]	12.35%	3.97%	15.41%	(31.15)%[3]
Ratios to Average Net Assets:
Net expenses	1.89%[5]	1.91%	1.96%[6]	1.96%[6]	1.98%[6]	1.89%[6]
Net investment income	1.69%[5]	2.28%	2.15%	2.08%	2.54%	2.14%
Expense waiver/reimbursement[7]	0.02%[5]	0.02%	0.01%	0.02%	0.04%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$106,790	$39,707	$33,111	$33,660	$37,621	$37,333
Portfolio turnover	50%	84%	123%	109%	118%	121%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.40% on the total return. During the year ended November 30, 2008, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.05% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.94% and 1.88%, for the years ended November 30, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$19.19	$17.56	$15.96	$15.71	$13.95	$21.39
Income From Investment Operations:
Net investment income	0.22[1]	0.52[1]	0.47[1]	0.41[1]	0.42[1]	0.49
Net realized and unrealized gain (loss) on investments, written options, futures contracts and foreign currency transactions	2.72	1.56	1.59	0.27	1.74	(6.75)
TOTAL FROM INVESTMENT OPERATIONS	2.94	2.08	2.06	0.68	2.16	(6.26)
Less Distributions:
Distributions from net investment income	(0.23)	(0.52)	(0.46)	(0.43)	(0.40)	(0.54)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	—	—	(0.64)
Return of capital[2]	—	—	—	—	—	(0.01)[1]
TOTAL DISTRIBUTIONS	(0.23)	(0.52)	(0.46)	(0.43)	(0.40)	(1.19)
Regulatory Settlement Proceeds	—	0.07[3]	—	—	—	0.01[3]
Net Asset Value, End of Period	$21.90	$19.19	$17.56	$15.96	$15.71	$13.95
Total Return[4]	15.45%	12.38%[3]	12.97%	4.45%	15.90%	(30.76)%[3]
Ratios to Average Net Assets:
Net expenses	1.38%[5]	1.41%	1.46%[6]	1.46%[6]	1.48%[6]	1.39%[6]
Net investment income	2.16%[5]	2.78%	2.67%	2.58%	3.04%	2.65%
Expense waiver/reimbursement[7]	0.01%[5]	0.02%	0.01%	0.02%	0.04%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,416	$26,622	$23,396	$22,586	$24,172	$22,615
Portfolio turnover	50%	84%	123%	109%	118%	121%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.40% on the total return. During the year ended November 30, 2008, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.09% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.45%, 1.45%, 1.44% and 1.38%, for the years ended November 30, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 5/31/2013[1]
Net Asset Value, Beginning of Period	$20.22
Income From Investment Operations:
Net investment income	0.19[2]
Net realized and unrealized gain on investments, written options and foreign currency transactions	1.62
TOTAL FROM INVESTMENT OPERATIONS	1.81
Less Distributions:
Distributions from net investment income	(0.14)
Net Asset Value, End of Period	$21.89
Total Return[3]	8.97%
Ratios to Average Net Assets:
Net expenses	1.25%[4]
Net investment income	2.52%[4]
Expense waiver/reimbursement[5]	0.25%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$22,851
Portfolio turnover	50%[6]
1	Reflects operations for the period from January 25, 2013 (date of initial investment) to May 31, 2013.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended May 31, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Period Ended 11/30/2012[1]
Net Asset Value, Beginning of Period	$19.18	$19.38
Income From Investment Operations:
Net investment income	0.28[2]	0.45[2]
Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	2.71	(0.28)
TOTAL FROM INVESTMENT OPERATIONS	2.99	0.17
Less Distributions:
Distributions from net investment income	(0.29)	(0.44)
Regulatory Settlement Proceeds	—	0.07[3]
Net Asset Value, End of Period	$21.88	$19.18
Total Return[4]	15.69%	1.29%[3]
Ratios to Average Net Assets:
Net expenses	0.86%[5]	0.89%[5]
Net investment income	2.70%[5]	3.57%[5]
Expense waiver/reimbursement[6]	0.01%[5]	0.03%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$164,554	$7,169
Portfolio turnover	50%	84%[7]
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to November 30, 2012.
2	Per share numbers have been calculated using the average shares method.
3	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.36% on the total return.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2012.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2013 (unaudited)
Assets:
Total investment in securities, at value including $22,932,910 of investment in an affiliated holding (Note 5) (identified cost $1,241,531,820)		$1,427,093,504
Cash denominated in foreign currencies (identified cost $52)		49
Income receivable		5,777,830
Receivable for investments sold		22,997,769
Receivable for shares sold		874,337
TOTAL ASSETS		1,456,743,489
Liabilities:
Payable for investments purchased	$35,522,227
Payable for shares redeemed	2,072,382
Payable for Directors'/Trustees' fees (Note 5)	730
Payable for distribution services fee (Note 5)	122,345
Payable for shareholder services fee (Note 5)	241,905
Accrued expenses (Note 5)	285,156
TOTAL LIABILITIES		38,244,745
Net assets for 64,819,992 shares outstanding		$1,418,498,744
Net Assets Consist of:
Paid-in capital		$1,343,214,330
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		185,549,151
Accumulated net realized loss on investments, written options and foreign currency transactions		(110,376,396)
Undistributed net investment income		111,659
TOTAL NET ASSETS		$1,418,498,744
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,026,231,979 ÷ 46,888,741 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$21.89
Offering price per share (100/94.50 of $21.89)	$23.16
Redemption proceeds per share	$21.89
Class B Shares:
Net asset value per share ($66,655,443 ÷ 3,050,076 shares outstanding), $0.001 par value, 200,000,000 shares authorized	$21.85
Offering price per share	$21.85
Redemption proceeds per share (94.50/100 of $21.85)	$20.65
Class C Shares:
Net asset value per share ($106,790,074 ÷ 4,881,716 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$21.88
Offering price per share	$21.88
Redemption proceeds per share (99.00/100 of $21.88)	$21.66
Class F Shares:
Net asset value per share ($31,416,113 ÷ 1,434,614 shares outstanding), $0.001 par value, 300,000,000 shares authorized	$21.90
Offering price per share (100/99.00 of $21.90)	$22.12
Redemption proceeds per share (99.00/100 of $21.90)	$21.68
Class R Shares:
Net asset value per share ($22,850,769 ÷ 1,043,978 shares outstanding), $0.001 par value, 300,000,000 shares authorized	$21.89
Offering price per share	$21.89
Redemption proceeds per share	$21.89
Institutional Shares:
Net asset value per share ($164,554,366 ÷ 7,520,867 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$21.88
Offering price per share	$21.88
Redemption proceeds per share	$21.88
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2013 (unaudited)
Investment Income:
Dividends (including $13,176 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $121,033)			$12,370,778
Expenses:
Investment adviser fee (Note 5)		$2,064,038
Administrative fee (Note 5)		268,282
Custodian fees		13,681
Transfer and dividend disbursing agent fees and expenses (Note 2)		573,385
Directors'/Trustees' fees (Note 5)		4,855
Auditing fees		13,164
Legal fees		6,916
Portfolio accounting fees		73,037
Distribution services fee (Note 5)		393,921
Shareholder services fee (Note 5)		782,744
Account administration fee (Note 2)		5,752
Share registration costs		47,009
Printing and postage		38,444
Insurance premiums (Note 5)		2,417
Taxes		16,283
Miscellaneous (Note 5)		5,065
TOTAL EXPENSES		4,308,993
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(37,350)
Waiver of distribution services fee (Note 5)	(6,109)
Reimbursement of shareholder services fee (Note 5)	(4,174)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2 and Note 5)	(40,317)
TOTAL WAIVERS AND REIMBURSEMENTS		(87,950)
Net expenses			4,221,043
Net investment income			8,149,735
Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			35,293,778
Net realized loss on written options			(23,800)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			69,287,762
Net realized and unrealized gain on investments, written options and foreign currency transactions			104,557,740
Change in net assets resulting from operations			$112,707,475
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2013	Year Ended 11/30/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,149,735	$13,300,126
Net realized gain on investments, written options and foreign currency transactions	35,269,978	40,403
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	69,287,762	37,901,060
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	112,707,475	51,241,589
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,461,730)	(11,060,140)
Class B Shares	(319,915)	(610,504)
Class C Shares	(491,430)	(872,493)
Class F Shares	(324,031)	(713,075)
Class R Shares	(58,645)	—
Institutional Shares	(688,702)	(104,322)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,344,453)	(13,360,534)
Share Transactions:
Proceeds from sale of shares	73,188,154	68,852,506
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Capital Appreciation Fund	822,858,013	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Chemung Canal First Equity Fund	24,634,351	—
Net asset value of shares issued to shareholders in payment of distributions declared	7,642,694	12,100,483
Cost of shares redeemed	(74,036,985)	(85,938,291)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	854,286,227	(4,985,302)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 9)	—	1,668,448
Change in net assets	958,649,249	34,564,201
Net Assets:
Beginning of period	459,849,495	425,285,294
End of period (including undistributed net investment income of $111,659 and $306,377, respectively)	$1,418,498,744	$459,849,495
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2013 (unaudited)
1. ORGANIZATION
Federated Equity Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide above average income and capital appreciation.
Effective March 30, 2012, the Fund began offering Institutional Shares.
Effective January 25, 2013, the Fund began offering Class R Shares.
On April 19, 2013, the Fund acquired all of the net assets of Federated Capital Appreciation Fund (“Capital Appreciation Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Capital Appreciation Fund's shareholders on April 8, 2013. Additionally, on April 26, 2013, the Fund acquired all of the net assets of Chemung Canal First Equity Fund (“First Equity Fund”), a common trust fund, in a tax-free reorganization in exchange for shares of the Fund. The purpose of the transactions was to combine portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Capital Appreciation Fund and First Equity Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisitions had been completed on December 1, 2012, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended May 31, 2013, are as follows:
Net investment income*	$10,541,047
Net realized and unrealized gain on investments	$177,391,962
Net increase in net assets resulting from operations	$187,933,009
*	Net investment income includes $295,696 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the Capital Appreciation Fund and First Equity Fund that have been included in the Fund's Statement of Operations as of May 31, 2013.
For every one share of Capital Appreciation Fund Class A Shares exchanged, a shareholder received 0.902 shares of the Fund's Class A Shares.
For every one share of Capital Appreciation Fund Class B Shares exchanged, a shareholder received 0.852 shares of the Fund's Class B Shares.
For every one share of Capital Appreciation Fund Class C Shares exchanged, a shareholder received 0.850 shares of the Fund's Class C Shares.
For every one share of Capital Appreciation Fund Class R Shares exchanged, a shareholder received 0.894 shares of the Fund's Class R Shares.
Semi-Annual Shareholder Report

For every one share of Capital Appreciation Fund Institutional Shares exchanged, a shareholder received 0.900 shares of the Fund's Institutional Shares.
For every one share of First Equity Fund shares exchanged, a shareholder received 1.039 shares of the Fund's Institutional Shares.
The Fund received net assets from the Capital Appreciation Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Capital Appreciation Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
39,320,789	$822,858,013	$31,994,398	$524,735,247	$1,347,593,260
1	Unrealized Appreciation is included in the Capital Appreciation Fund Net Assets Received amount shown above.

The Fund received net assets from the First Equity Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	First Equity Fund Net Assets Received	Unrealized Appreciation[2]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,159,264	$24,634,351	$7,293,892	$1,366,641,334	$1,394,275,685
2	Unrealized Appreciation is included in the First Equity Fund Net Assets Received amount shown above.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
Semi-Annual Shareholder Report

■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended May 31, 2013, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$426,697	$(27,531)	$5,621
Class B Shares	40,779	(11,290)	—
Class C Shares	46,659	(1,496)	131
Class F Shares	20,469	—	—
Semi-Annual Shareholder Report

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class R Shares	6,996	—	—
Institutional Shares	31,785	—	—
TOTAL	$573,385	$(40,317)	$5,752
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the
Semi-Annual Shareholder Report

respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are priced in accordance with procedures established by and under the general supervision of the Directors.
Option Contracts
The Fund buys or sells put and call options to maintain flexibility, produce income or hedge. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Semi-Annual Shareholder Report

The following is a summary of the Fund's written option activity:
Contracts	Number of Contracts	Premium
Outstanding at November 30, 2012	—	$—
Contracts written	3,010,000	382,409
Contracts bought back	(3,010,000)	(382,409)
Outstanding at May 31, 2013	—	$—
At May 31, 2013, the Fund had no outstanding written option contracts.
The average notional amount of written options held by the Fund throughout the period was $50,986. This is based on amounts held as of each month-end throughout the six-month fiscal period.
At May 31, 2013, the Fund had no outstanding purchased option contracts.
The average notional amount of purchased options held by the Fund throughout the period was $13,582. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Option Contracts
Equity contracts	$(57,547)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,301,142	$27,032,109	2,017,349	$38,125,982
Shares issued in connection with the tax-free transfer of assets from Federated Capital Appreciation Fund	29,096,050	608,980,338	—	—
Shares issued to shareholders in payment of distributions declared	285,323	5,910,693	537,237	10,065,366
Shares redeemed	(2,527,577)	(52,924,300)	(3,467,316)	(65,289,080)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	28,154,938	$588,998,840	(912,730)	$(17,097,732)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	262,019	$5,433,634	536,460	$10,035,016
Shares issued in connection with the tax-free transfer of assets from Federated Capital Appreciation Fund	1,707,842	35,693,894	—	—
Shares issued to shareholders in payment of distributions declared	14,244	292,523	30,050	561,424
Shares redeemed	(343,919)	(7,140,466)	(532,065)	(9,987,566)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	1,640,186	$34,279,585	34,445	$608,874
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	268,565	$5,554,120	506,844	$9,511,260
Shares issued in connection with the tax-free transfer of assets from Federated Capital Appreciation Fund	2,800,115	58,578,419	—	—
Shares issued to shareholders in payment of distributions declared	20,668	425,546	39,799	744,943
Shares redeemed	(278,669)	(5,794,323)	(363,738)	(6,865,289)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,810,679	$58,763,762	182,905	$3,390,914
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	149,244	$3,115,068	203,665	$3,854,042
Shares issued to shareholders in payment of distributions declared	14,342	291,187	33,533	628,748
Shares redeemed	(115,887)	(2,347,666)	(182,967)	(3,433,421)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	47,699	$1,058,589	54,231	$1,049,369
Semi-Annual Shareholder Report

	Period Ended 5/31/2013[1]		Year Ended 11/30/2012
Class R Shares:	Shares	Amount	Shares	Amount
Share Sold	48,225	$1,041,141	—	$—
Shares issued in connection with the tax-free transfer of assets from Federated Capital Appreciation Fund	1,029,820	21,554,123	—	—
Shares issued to shareholders in payment of distributions declared	2,535	55,924	—	—
Shares redeemed	(36,602)	(798,764)	—	—
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	1,043,978	$21,852,424	—	$—
	Six Months Ended 5/31/2013		Period Ended 11/30/2012[2]
Institutional Shares:	Shares	Amount	Shares	Amount
Share Sold	1,502,676	$31,012,082	387,240	$7,326,206
Shares issued in connection with the tax-free transfer of assets from Federated Capital Appreciation Fund	4,686,962	98,051,239	—	—
Shares issued in connection with the tax-free transfer of assets from Chemung Canal First Equity Fund	1,159,264	24,634,351	—	—
Shares issued to shareholders in payment of distributions declared	31,034	666,821	5,273	100,002
Shares redeemed	(232,853)	(5,031,466)	(18,729)	(362,935)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,147,083	$149,333,027	373,784	$7,063,273
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	40,844,563	$854,286,227	(267,365)	$(4,985,302)
1	Reflects operations for the period from January 25, 2013 (date of initial investment) to May 31, 2013.
2	Reflects operations for the period from March 30, 2012 (date of initial investment) to November 30, 2012.
4. FEDERAL TAX INFORMATION
At May 31, 2013, the cost of investments for federal tax purposes was $1,241,531,820. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/ depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $185,561,684. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $190,813,599 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,251,915.
Semi-Annual Shareholder Report

At November 30, 2012, the Fund had a capital loss carryforward of $143,130,079 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$34,495,173	NA	$34,495,173
2017	$108,634,906	NA	$108,634,906
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, the Adviser voluntarily waived $24,305 of its fee and reimbursed $40,317 of transfer and dividend disbursing agent fees and expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$136,482	$—
Class C Shares	209,593	—
Class F Shares	35,628	—
Class R Shares	12,218	(6,109)
TOTAL	$393,921	$(6,109)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2013, FSC retained $137,088 of fees paid by the Fund. For the six months ended May 31, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2013, FSC retained $26,926 in sales charges from the sale of Class A Shares. FSC also retained $40,871 of CDSC relating to redemptions of Class B Shares, $4,590 relating to redemptions of Class C Shares and $2,320 relating to redemptions of Class F Shares.
Semi-Annual Shareholder Report

Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$631,975	$(4,174)
Class B Shares	45,494	—
Class C Shares	69,734	—
Class F Shares	35,541	—
TOTAL	$782,744	$(4,174)
For the six months ended May 31, 2013, FSSC received $36,568 of Service Fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.13%, 1.89%, 1.89%, 1.39%, 1.39% and 0.89% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Directors.
Interfund Transactions
During the six months ended May 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $5,872,174 and $3,508,188, respectively.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2013, the Adviser reimbursed $13,045. Transactions involving the affiliated holding during the six months ended May 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2012	592,112
Purchases/Additions	182,918,711
Sales/Reductions	(160,577,913)
Balance of Shares Held 5/31/2013	22,932,910
Value	$22,932,910
Dividend Income	$13,176
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2013, were as follows:
Purchases	$382,159,571
Sales	$361,834,254
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the program was not utilized.
9. REGULATORY SETTLEMENT PROCEEDS
On June 12, 2012, the SEC approved the distribution of $1,668,448 to the Fund, representing a residual distribution from the settlement of administrative proceedings involving findings by the SEC of alleged market timing and/or late trading in several Federated Funds including the Fund. This distribution was recorded as an increase to paid-in capital.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2012	Ending Account Value 5/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,156.00	$6.07
Class B Shares	$1,000	$1,151.20	$10.14
Class C Shares	$1,000	$1,151.60	$10.14
Class F Shares	$1,000	$1,154.50	$7.41
Class R Shares	$1,000	$1,089.70	$4.54[2]
Institutional Shares	$1,000	$1,156.90	$4.62
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.30	$5.69
Class B Shares	$1,000	$1,015.51	$9.50
Class C Shares	$1,000	$1,015.51	$9.50
Class F Shares	$1,000	$1,018.05	$6.94
Class R Shares	$1,000	$1,018.70	$6.29[2]
Institutional Shares	$1,000	$1,020.64	$4.33
1	“Actual” expense information for the Class R Shares is for the period from January 25, 2013 (date of initial investment) to May 31, 2013. Actual expenses are equal to the Fund's annualized net expense ratio for Class R Shares multiplied by 127/365 (to reflect the period from initial investment to May 31, 2013). “Hypothetical” expense information for Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.13%
Class B Shares	1.89%
Class C Shares	1.89%
Class F Shares	1.38%
Class R Shares	1.25%
Institutional Shares	0.86%
2	Actual expenses paid during the period utilizing the Fund's current Fee Limit of 1.39% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation) multiplied by 127/365 (to reflect expenses paid as if they had been in effect throughout the period from date of initial investment to May 31, 2013) would be $5.05. Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.39% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation) multiplied by 182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.99.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated Equity Income Fund, Inc. (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
Semi-Annual Shareholder Report

For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In this regard, it was noted that in 2012, Federated increased its fee waiver by 6 basis points.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that
Semi-Annual Shareholder Report

the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “ Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Equity Income Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313915100
CUSIP 313915209
CUSIP 313915308
CUSIP 313915407
CUSIP 313915605
CUSIP 313915506
8110102 (7/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Income Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 19, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 19, 2013